Cover	Aug. 06, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 06, 2024
Entity Registrant Name	Summit Therapeutics Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36866
Entity Tax Identification Number	37-1979717
Entity Address, Address Line One	601 Brickell Key Drive, Suite 1000
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	(305)
Local Phone Number	203-2034
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	SMMT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001599298
Amendment Flag	false